SUBSEQUENT EVENTS (Tables)	12 Months Ended
Dec. 31, 2017
Qufan Cayman and Shenzhen Qufan [Member]
Subsequent Event [Line Items]
Business Acquisition, Pro Forma Information
The following unaudited pro forma information summarizes the results of operations of Qufan.

	For the years ended December 31
	2016	2017	2017
	RMB	RMB	US$

Pro forma total revenues	5,669	59,465	9,140
Pro forma net income	706	15,328	2,356
Pro forma net income attributable to 500.com Limited	360	7,817	1,201